RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 18 – RELATED PARTY BALANCES AND TRANSACTIONS

The summary of amounts due from and due to related parties is presented as follows:

		As of December 31,
		2025	2024
Due from related parties consist of the following:
Ours Media Limited (“Ours Media”)	Due from related party	$31,874	$31,624
S T MENG PTE. LTD. (“S T Meng”)	Due from related party	45,767	—
		77,641	31,624

Due to related parties consist of the following:
Ms. Nga Fan Wong (“Ms. Wong”)	Due to director	$343,529	$68,026
Ms. Ho Ling Honnus Cheung (“Ms. Cheung”)	Due to director	23,762	25,111
Mr. Liqian Liao (“Mr. Liao”)	Due to director	23,762	25,111
Ms. Rose Ellen Steinberg (“Ms. Steinberg”)	Due to director	25,054	25,111
Mr. Toh Eng Yong Julius (“Mr. Toh”)	Due to director	659	—
Mr. Tang Kaidi (“Mr. Tang”)	Due to director	659	—
Ours Media Hong Kong Limited (“Ours Media HK”)	Due to related party	85,053	184,948
Discovery Networks Asia-Pacific Pte Ltd. (“DNAP”)	Loan from related party	1,232,182	1,162,920
		$1,734,660	$1,491,227

Ms. Wong is Chief Executive Officer (“CEO”) of the Company and common director of Ours Media and Ours Media HK. On December 8, 2025, Ms. Wong resigned as the CEO and Chairperson of the board of directors (the “Board”) of the Company effective from March 8, 2026. Subsequent on March 5, 2026, the Company and Ms. Wong mutually agreed to amend the effective date of her resignation to March 5, 2026. Ms. Wong will remain as a director until June 30, 2026 to oversees the transition of the CEO role.

As of December 31, 2025 and 2024, the amounts due from Ours Media of $31,874 and $31,624, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2025 and 2024, the amounts due from S T Meng, an investee of the Company, of $45,767 and $0, respectively represented non-trade temporary advances to related parties which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2025 and 2024, the amounts due to Ms. Wong, the Company’s Chief Executive Officer, are $343,529 and $68,026, respectively, which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2025 and 2024, the amounts due to Ms. Cheung, Mr. Liao, Ms. Steinberg, Mr. Yong, and Mr. Tang are in aggregate of $73,896 and $75,333, respectively, which are unsecured, interest free and repayable on demand.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)

As of December 31, 2025 and 2024, the amounts due to Ours Media HK of $85,053 and $184,948, respectively represented non-trade temporary advances which are unsecured, interest free and have no fixed terms of repayment.

As of December 31, 2025 and 2024, the loan from DNAP, one of the shareholders of the Company, amounting to $1,232,182 and $1,162,920, respectively, which bears interest at the rate of 8% per annum and becomes repayable by 12 equal consecutive monthly instalments, commencing from January 31, 2023. On June 9, 2023, the Company and DNAP entered into a supplementary agreement to extend the repayment date of the loan by 12 equal consecutive monthly instalments, commencing on January 31, 2024. Subsequently on March 10, 2025, the Company and DNAP entered into a supplementary agreement to extend the repayment date to March 31, 2026 and the Company shall repay the total outstanding principal of the loan and any accrued interest on March 31, 2026. Save as aforesaid, all other terms of the original loan agreement remained in full force and effect. As of the date of issuance of these consolidated financial statements, the Company has not repaid the amount due and considered default of settlement. The management is in the process of negotiating with DNAP on extension terms. In the interim, financial undertaking has been provided by a major shareholder of the Company on the outstanding balance due to DNAP.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	For the years ended December 31,
	2025	2024	2023
Revenue from related parties	$221	$30,565	$36,110
Cost of revenue to related party	$—	769	—
Rental expenses paid to related parties	$107,756	$97,675	$87,401
Loan interest expenses paid to related parties	$71,758	$71,899	$71,111

The related parties are the Company’s shareholders or companies under common control by Ms. Wong.